REDEEMABLE CONVERTIBLE PREFERRED SHARES - Share Activities (Details) ¥ in Thousands, $ in Thousands													1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 13, 2020 CNY (¥)	Nov. 13, 2020 USD ($)	Aug. 28, 2019 CNY (¥)	Aug. 28, 2019 USD ($)	Mar. 19, 2018 CNY (¥)	Mar. 19, 2018 USD ($)	Jun. 10, 2016 CNY (¥)	Jun. 10, 2016 USD ($)	Feb. 06, 2015 CNY (¥)	Feb. 06, 2015 USD ($)	Jul. 30, 2014 CNY (¥)	Jul. 30, 2014 USD ($)	Feb. 09, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Redeemable convertible preferred shares activities
Beginning balance													¥ 2,789,401		¥ 1,424,129	¥ 1,174,907
Issuance for cash															598,662	226,646
Issuance costs															(11,830)	(12,427)
Inducement cost																(4,350)
Modifications																12,278
Accretion of Redeemable Convertible Preferred Shares													4,878,653		1,139,108	11,062
Foreign currency translation adjustment													278,182		(161,860)	16,013
Exercise of Series E warrants															122,642
Deemed dividends															14,729
Subscription receivables															(336,179)
Carrying amount													8,203,434		2,789,401
Carrying amount.															3,125,580
Issuance of Series F Preferred Shares													257,198
Conversion to ordinary shares														¥ (8,203,434)
Ending balance															2,789,401	1,424,129
Series A Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance															174,528	172,724
Accretion of Redeemable Convertible Preferred Shares													588,758		229,846	(1,029)
Foreign currency translation adjustment													(7,001)		(23,710)	2,833
Carrying amount													962,421		380,664
Carrying amount.															380,664
Issuance of Series F Preferred Shares											¥ 16,902	$ 2,750
Conversion to ordinary shares														(962,421)
Ending balance																174,528
Series B Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance															202,954	202,494
Accretion of Redeemable Convertible Preferred Shares													615,764		226,825	(2,842)
Foreign currency translation adjustment													(7,391)		(25,385)	3,302
Carrying amount													1,012,767		404,394
Carrying amount.															404,394
Issuance of Series F Preferred Shares									¥ 62,691	$ 10,200
Conversion to ordinary shares														(1,012,767)
Ending balance																202,954
Series C Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance															607,847	603,825
Modifications																6,716
Accretion of Redeemable Convertible Preferred Shares													1,379,371		396,106	(12,570)
Foreign currency translation adjustment													213,120		(60,725)	9,876
Subscription receivables															(230,087)
Carrying amount													2,305,632		713,141
Carrying amount.															943,228
Issuance of Series F Preferred Shares							¥ 165,466	$ 25,000
Conversion to ordinary shares														(2,305,632)
Ending balance																607,847
Series D Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance															208,826	195,864
Modifications																5,562
Accretion of Redeemable Convertible Preferred Shares													379,571		77,441	4,066
Foreign currency translation adjustment													(4,768)		(17,694)	3,334
Carrying amount													643,376		268,573
Carrying amount.															268,573
Issuance of Series F Preferred Shares					¥ 160,975	$ 25,600
Conversion to ordinary shares														(643,376)
Ending balance																208,826
Series E Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance															229,974
Issuance for cash																(226,646)
Issuance costs																(12,427)
Inducement cost																(4,350)
Accretion of Redeemable Convertible Preferred Shares													610,099		93,773	23,437
Foreign currency translation adjustment													98,368		(23,869)	(3,332)
Exercise of Series E warrants															122,642
Deemed dividends															14,729
Subscription receivables															(106,092)
Carrying amount													1,039,624		331,157
Carrying amount.															437,249
Issuance of Series F Preferred Shares			¥ 226,646	$ 32,000
Conversion to ordinary shares														(1,039,624)
Ending balance																¥ 229,974
Series F Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance													691,472
Issuance for cash															598,662
Issuance costs															(11,830)
Accretion of Redeemable Convertible Preferred Shares													1,305,090		115,117
Foreign currency translation adjustment													(14,146)		(10,477)
Carrying amount													2,239,614		691,472
Carrying amount.															691,472
Issuance of Series F Preferred Shares	¥ 598,662	$ 91,000											¥ 257,198
Conversion to ordinary shares														¥ (2,239,614)
Ending balance															¥ 691,472